Income Taxes - Tax Effects of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Pension and postretirement benefits	$ 16.7	$ 18.0
Accrued liabilities	21.4	34.0
Stock compensation	12.6	12.0
Lease liabilities	51.4	0.0
Interest limitation carryover	30.3	13.3
Loss and credit carryovers	201.7	43.9
Other	27.6	17.1
Total deferred tax assets	361.7	138.3
Valuation allowance	(167.9)	(15.1)
Total deferred tax assets, net of valuation allowance	193.8	123.2
Deferred tax liabilities:
Fixed assets and intangible assets	(238.2)	(284.3)
Lease assets	(50.5)	0.0
Inventory reserves	(2.5)	(5.0)
Total deferred tax liabilities	(291.2)	(289.3)
Net deferred income tax liability	$ (97.4)	$ (166.1)